                        SEI INSTITUTIONAL MANAGED TRUST
                           SMALL CAP GROWTH PORTFOLIO

                        SUPPLEMENT DATED APRIL 21, 1998,
                TO THE CLASS A PROSPECTUS DATED JANUARY 31, 1998

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The Board of Trustees of SEI Institutional Managed Trust (the "Trust"), including all of the Trustees who are not "interested persons" of the Trust, appointed Robertson, Stephens Investment Management, L.P. ("Robertson") as a Sub-Adviser to the Trust's Small Cap Growth Portfolio (the "Portfolio"). Robertson's appointment does not require Shareholder approval. At the same Meeting, the Trustees terminated First of America Investment Corporation as a Sub-Adviser to the Portfolio, effective on March 24, 1998. This procedure for adding and replacing Sub-Advisers was approved by the Trust's sole initial Shareholder on June 14, 1996, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating Robertson, the Trustees received written and oral information from both SIMC and Robertson. SIMC recommended the selection of Robertson and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Robertson and considered information about portfolio managers, investment philosophy, strategies and process, as well as its performance track record, among other factors. In appointing Robertson, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Portfolio by Robertson; (2) the distinct investment objective and policies of the Portfolio;
(3) the history, reputation, qualification and background of Robertson's personnel and its financial condition; (4) its performance track record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Robertson, including any benefits to be received by Robertson or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement") between SIMC (the "Adviser") and Robertson relating to the Portfolio, Robertson makes investment decisions for the assets of the Portfolio allocated to it by SIMC, continuously reviews, supervises and administers the Portfolio's investment program with respect to these assets. Robertson is independent of SIMC and discharges its responsibility subject to the supervision of SIMC and the Trustees of the Trust and in a manner consistent with the Portfolio's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other Sub-Advisers. Specifically, the duties to be performed under each Agreement are similar, and the standard of care and termination provisions of the Agreement are identical, to the other Agreements. The Sub-Advisory Agreement will remain in effect until March 2000 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Robertson as Sub-Adviser to the Portfolio, "The Sub-Advisers" Section on page 16 of the Prospectus is amended by inserting the following disclosure:

ROBERTSON, STEPHENS INVESTMENT MANAGEMENT, L.P.

Robertson, Stephens Investment Management, L.P. ("Robertson"), acts as a Sub-Adviser for a portion of the assets of the Small Cap Growth Portfolio. Robertson is a wholly-owned subsidiary of BankAmerica. Robertson is a registered investment adviser that currently has approximately $5.0 billion of assets under management, $240 million of which is in the small cap product. The principal business address of Robertson is 555 California Street, Suite 2600, San Francisco, California 94104.

Jim Callinan, a managing director of Robertson, is primarily responsible for the day-to-day management and investment decisions made with respect to the assets of the Portfolio. He joined Robertson in June 1996 after nine years at Putnam Investments ("Putnam") in Boston, where he served as a portfolio manager of the Putnam OTC Emerging Growth Fund. Mr. Callinan also served as a specialty growth research analyst and portfolio manager of both the Putnam Emerging Information Science Trust Fund and the Putnam Emerging Health Sciences Trust Fund while at Putnam.

The Adviser will pay Robertson a fee based on a percentage of the average monthly market value of the Portfolio's assets assigned to Robertson.

Listed below are the names and principal occupations of the principal executive officer and each of the directors of Robertson. The principal business address of the principal executive officer and each of the directors as it relates to their positions at Robertson is 555 California Street, Suite 2600, San Francisco, California 94104.

NAME                   TITLE
---------------------  -----------------------------------
G. Randy Hecht         President and Executive Officer
Jim Callinan           Managing Director
Roderick R. Berry      Vice President
Robert Zidar           Vice President
Cathy Baker            Analyst
Susan Richardson       Analyst
Steve Bishop           Analyst

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                        SEI INSTITUTIONAL MANAGED TRUST
                           SMALL CAP GROWTH PORTFOLIO

                        SUPPLEMENT DATED APRIL 21, 1998,
                TO THE CLASS D PROSPECTUS DATED JANUARY 31, 1998

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The Board of Trustees of SEI Institutional Managed Trust (the "Trust"), including all of the Trustees who are not "interested persons" of the Trust, appointed Robertson, Stephens Investment Management, L.P. ("Robertson") as a Sub-Adviser to the Trust's Small Cap Growth Portfolio (the "Portfolio"). Robertson's appointment does not require Shareholder approval. At the same Meeting, the Trustees terminated First of America Investment Corporation as a Sub-Adviser to the Portfolio, effective on March 24, 1998. This procedure for adding and replacing Sub-Advisers was approved by the Trust's sole initial Shareholder on June 14, 1996, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating Robertson, the Trustees received written and oral information from both SIMC and Robertson. SIMC recommended the selection of Robertson and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Robertson and considered information about portfolio managers, investment philosophy, strategies and process, as well as its performance track record, among other factors. In appointing Robertson, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Portfolio by Robertson; (2) the distinct investment objective and policies of the Portfolio;
(3) the history, reputation, qualification and background of Robertson's personnel and its financial condition; (4) its performance track record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Robertson, including any benefits to be received by Robertson or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement") between SIMC (the "Adviser") and Robertson relating to the Portfolio, Robertson makes investment decisions for the assets of the Portfolio allocated to it by SIMC, continuously reviews, supervises and administers the Portfolio's investment program with respect to these assets. Robertson is independent of SIMC and discharges its responsibility subject to the supervision of SIMC and the Trustees of the Trust and in a manner consistent with the Portfolio's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other Sub-Advisers. Specifically, the duties to be performed under each Agreement are similar, and the standard of care and termination provisions of the Agreement are identical, to the other Agreements. The Sub-Advisory Agreement will remain in effect until March 2000 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Robertson as Sub-Adviser to the Portfolio, "The Sub-Advisers" Section on page 14 of the Prospectus is amended by inserting the following disclosure:

ROBERTSON, STEPHENS INVESTMENT MANAGEMENT, L.P.

Robertson, Stephens Investment Management, L.P. ("Robertson"), acts as a Sub-Adviser for a portion of the assets of the Small Cap Growth Portfolio. Robertson is a wholly-owned subsidiary of BankAmerica. Robertson is a registered investment adviser that currently has approximately $5.0 billion of assets under management, $240 million of which is in the small cap product. The principal business address of Robertson is 555 California Street, Suite 2600, San Francisco, California 94104.

Jim Callinan, a managing director of Robertson, is primarily responsible for the day-to-day management and investment decisions made with respect to the assets of the Portfolio. He joined Robertson in June 1996 after nine years at Putnam Investments ("Putnam") in Boston, where he served as a portfolio manager of the Putnam OTC Emerging Growth Fund. Mr. Callinan also served as a specialty growth research analyst and portfolio manager of both the Putnam Emerging Information Science Trust Fund and the Putnam Emerging Health Sciences Trust Fund while at Putnam.

The Adviser will pay Robertson a fee based on a percentage of the average monthly market value of the Portfolio's assets assigned to Robertson.

Listed below are the names and principal occupations of the principal executive officer and each of the directors of Robertson. The principal business address of the principal executive officer and each of the directors as it relates to their positions at Robertson is 555 California Street, Suite 2600, San Francisco, California 94104.

NAME                   TITLE
---------------------  -----------------------------------
G. Randy Hecht         President and Executive Officer
Jim Callinan           Managing Director
Roderick R. Berry      Vice President
Robert Zidar           Vice President
Cathy Baker            Analyst
Susan Richardson       Analyst
Steve Bishop           Analyst

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.